SUBSEQUENT EVENT	6 Months Ended
Jun. 30, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENT

Note 24    SUBSEQUENT EVENT

The Company has evaluated subsequent events through the issuance of the unaudited condensed consolidated financial statements and there are no subsequent events that would have required adjustment or disclosure in the consolidated financial statements.